DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.6%
Australia - 0.7%
BHP Group PLC
(Cost $1,918,682)	88,390	$2,794,775

Austria - 0.3%
Erste Group Bank AG*	12,027	396,010
OMV AG	6,217	298,995
Raiffeisen Bank International AG*	6,548	132,886
Verbund AG	2,909	221,823
voestalpine AG	5,029	199,265

(Cost $1,277,749)		1,248,979

Belgium - 1.3%
Ageas SA/NV	7,400	414,817
Anheuser-Busch InBev SA/NV	31,816	1,821,876
Elia Group SA/NV	1,175	127,026
Etablissements Franz Colruyt NV	2,272	136,077
Galapagos NV*	1,838	151,376
Groupe Bruxelles Lambert SA	4,882	483,954
KBC Group NV*	10,359	745,170
Proximus SADP	6,357	124,255
Sofina SA	683	226,208
Solvay SA	3,189	389,001
UCB SA	5,161	513,354
Umicore SA	8,043	472,211

(Cost $7,770,532)		5,605,325

Chile - 0.1%
Antofagasta PLC
(Cost $168,307)	15,492	384,725

Denmark - 3.7%
A.P. Moller - Maersk A/S, Class A	136	272,962
A.P. Moller - Maersk A/S, Class B	254	545,651
Ambu A/S, Class B(a)	6,827	316,139
Carlsberg A/S, Class B	4,305	677,546
Chr Hansen Holding A/S*	4,196	360,015
Coloplast A/S, Class B	4,973	757,504
Danske Bank A/S*	27,518	507,658
Demant A/S*	4,802	197,824
DSV PANALPINA A/S	8,655	1,589,671
Genmab A/S*	2,740	920,269
GN Store Nord AS	5,516	463,605
H Lundbeck A/S	2,637	100,419
Novo Nordisk A/S, Class B	71,962	5,113,538
Novozymes A/S, Class B*	8,698	537,415
Orsted AS, 144A	7,906	1,280,210
Pandora A/S	4,179	406,563
ROCKWOOL International A/S, Class B	341	123,604
Tryg A/S	6,388	201,076
Vestas Wind Systems A/S	8,280	1,551,022

(Cost $11,601,906)		15,922,691

Finland - 1.9%
Elisa OYJ	5,723	340,766
Fortum OYJ	19,120	477,303
Kesko OYJ, Class B	11,505	292,064
Kone OYJ, Class B*	14,275	1,138,130
Neste OYJ	17,640	1,159,102
Nokia OYJ*	234,838	935,035
Nordea Bank Abp	136,059	1,229,766
Orion OYJ, Class B	4,651	190,628
Sampo OYJ, Class A	19,595	871,694
Stora Enso OYJ, Class R	23,325	459,431
UPM-Kymmene OYJ	22,420	854,807
Wartsila OYJ Abp	19,135	219,376

(Cost $8,173,770)		8,168,102

France - 16.6%
Accor SA*	7,189	299,770
Aeroports de Paris*	1,102	139,876
Air Liquide SA	19,792	2,977,842
Airbus SE*	24,578	2,844,173
Alstom SA*	10,641	530,760
Amundi SA, 144A*	2,621	199,229
Arkema SA	2,956	326,341
Atos SE*	4,299	335,181
AXA SA	81,311	2,040,601
BioMerieux	1,731	219,714
BNP Paribas SA*	47,127	2,801,831
Bollore SA	38,393	183,717
Bouygues SA	9,220	373,335
Bureau Veritas SA*	12,633	341,276
Capgemini SE	6,742	1,083,117
Carrefour SA	25,089	437,267
Cie de Saint-Gobain*	21,268	1,139,858
Cie Generale des Etablissements Michelin SCA	7,083	1,023,383
CNP Assurances*	7,404	133,196
Covivio REIT	1,997	167,820
Credit Agricole SA*	48,222	675,787
Danone SA	25,826	1,759,315
Dassault Aviation SA*	106	114,210
Dassault Systemes SE	5,467	1,133,889
Edenred	10,469	579,654
Eiffage SA*	3,481	357,672
Electricite de France SA*	25,910	309,741
Engie SA*	76,752	1,119,134
EssilorLuxottica SA	11,978	1,951,029
Eurazeo SE*	1,791	132,573
Faurecia SE*	3,642	188,118
Gecina SA REIT	1,982	274,292
Getlink SE*	19,034	311,642
Hermes International	1,319	1,469,218
Iliad SA	671	118,687

Ipsen SA	1,625	138,520
Kering SA	3,164	2,003,819
Klepierre SA REIT(a)	8,399	198,116
La Francaise des Jeux SAEM, 144A	3,720	167,820
Legrand SA	11,166	968,931
L’Oreal SA	10,529	3,846,702
LVMH Moet Hennessy Louis Vuitton SE	11,662	7,387,166
Natixis SA*	39,568	192,682
Orange SA	82,365	948,857
Orpea SA*	2,199	263,941
Pernod Ricard SA	8,798	1,670,307
Publicis Groupe SA	8,881	520,124
Remy Cointreau SA	966	184,153
Renault SA*	8,270	370,440
Safran SA*	13,392	1,829,908
Sanofi	47,353	4,330,741
Sartorius Stedim Biotech	1,121	489,621
Schneider Electric SE	22,552	3,342,764
SCOR SE*	6,142	203,644
SEB SA	952	170,802
Societe Generale SA*	33,880	839,428
Sodexo SA*	3,729	356,429
Suez SA	13,852	288,302
Teleperformance	2,441	863,235
Thales SA	4,591	434,501
TOTAL SE(a)	105,334	4,877,110
Ubisoft Entertainment SA*	3,995	325,747
Unibail-Rodamco-Westfield REIT	5,787	424,664
Valeo SA	9,263	326,794
Veolia Environnement SA	22,005	593,396
Vinci SA	21,794	2,262,470
Vivendi SE	34,399	1,185,773
Wendel SE	1,229	140,426
Worldline SA, 144A*	9,930	884,201

(Cost $66,936,174)		71,124,782

Germany - 13.3%
adidas AG*	7,991	2,785,442
Allianz SE	17,319	4,175,071
BASF SE	38,385	3,136,810
Bayer AG	40,990	2,478,760
Bayerische Motoren Werke AG	13,791	1,189,727
Bechtle AG	1,160	218,757
Beiersdorf AG	4,213	416,314
Brenntag SE	6,645	515,206
Carl Zeiss Meditec AG	1,682	252,257
Commerzbank AG*	42,364	277,551
Continental AG	4,543	651,734
Covestro AG, 144A	7,894	571,090
Daimler AG	35,768	2,859,078
Delivery Hero SE, 144A*	5,378	685,869
Deutsche Bank AG*(b)	81,202	1,000,710
Deutsche Boerse AG	7,935	1,297,753
Deutsche Lufthansa AG*	12,490	185,133
Deutsche Post AG	41,707	2,066,205
Deutsche Telekom AG	139,575	2,531,117
Deutsche Wohnen SE	14,159	665,404
E.ON SE	93,922	957,568
Evonik Industries AG	8,011	269,576
Fresenius Medical Care AG & Co. KGaA	8,832	611,243
Fresenius SE & Co. KGaA	17,383	743,300
GEA Group AG	6,395	220,829
Hannover Rueck SE	2,597	439,618
HeidelbergCement AG	6,407	506,185
HelloFresh SE*	6,176	480,632
Henkel AG & Co. KGaA	4,235	375,055
HOCHTIEF AG	1,072	95,519
Infineon Technologies AG	55,042	2,390,794
KION Group AG	2,879	242,948
Knorr-Bremse AG	3,130	398,572
LANXESS AG	3,590	265,609
LEG Immobilien AG	3,048	416,080
Merck KGaA	5,396	875,994
MTU Aero Engines AG	2,174	516,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,891	1,727,193
Nemetschek SE	2,563	161,268
Puma SE*	4,220	447,963
Rational AG	214	183,065
RWE AG	26,960	1,019,446
SAP SE	43,640	5,373,854
Scout24 AG, 144A	4,633	349,092
Siemens AG	31,970	4,936,627
Siemens Energy AG*	16,362	616,924
Siemens Healthineers AG, 144A	11,231	621,032
Symrise AG	5,316	620,364
TeamViewer AG, 144A*	6,086	326,766
Telefonica Deutschland Holding AG	45,069	120,175
Uniper SE	7,990	279,570
United Internet AG	4,723	207,883
Volkswagen AG	1,383	323,219
Vonovia SE	21,802	1,387,337
Zalando SE, 144A*	6,256	641,746

(Cost $57,979,024)		57,109,773

Ireland - 1.4%
CRH PLC	32,799	1,416,737
DCC PLC	3,950	317,531
Experian PLC	38,318	1,213,433
Flutter Entertainment PLC*	6,865	1,320,720
Kerry Group PLC, Class A	6,568	792,066
Kingspan Group PLC*	6,451	468,953
Smurfit Kappa Group PLC	10,457	494,078

(Cost $4,918,727)		6,023,518

Isle of Man - 0.1%
Entain PLC*
(Cost $314,162)	23,947	471,419

Italy - 3.2%
Amplifon SpA*	5,217	207,721
Assicurazioni Generali SpA	45,956	862,220
Atlantia SpA*	19,727	369,520
Davide Campari-Milano NV	25,025	283,159
DiaSorin SpA	966	189,282
Enel SpA	339,904	3,216,914
Eni SpA	105,478	1,206,722
Ferrari NV	5,295	1,031,773
FinecoBank Banca Fineco SpA*	25,474	447,819
Infrastrutture Wireless Italiane SpA, 144A	14,245	148,069
Intesa Sanpaolo SpA*	695,180	1,789,935
Mediobanca Banca di Credito Finanziario SpA*	27,029	281,049
Moncler SpA*	8,098	501,234
Nexi SpA, 144A*	18,944	340,225
Poste Italiane SpA, 144A	22,708	257,654
Prysmian SpA	10,185	327,986
Recordati Industria Chimica e Farmaceutica SpA	4,376	222,493
Snam SpA	84,273	436,816
Telecom Italia SpA	349,039	165,463
Telecom Italia SpA-RSP	258,294	138,433
Terna Rete Elettrica Nazionale SpA	57,305	398,807
UniCredit SpA*	87,285	899,379

(Cost $14,614,215)		13,722,673

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $238,274)	7,469	232,674

Luxembourg - 0.4%
ArcelorMittal SA*	29,626	691,957
Aroundtown SA	43,034	312,263
Eurofins Scientific SE*	5,580	495,785
SES SA	16,025	127,920
Tenaris SA	20,393	212,737

(Cost $2,255,159)		1,840,662

Mexico - 0.0%
Fresnillo PLC
(Cost $110,684)	7,849	99,511

Netherlands - 8.4%
ABN AMRO Bank NV, 144A*	18,197	209,017
Adyen NV, 144A*	760	1,756,931
Aegon NV	77,779	371,248
Akzo Nobel NV	8,045	830,505
Argenx SE*	1,824	610,928
ASM International NV	1,982	534,713
ASML Holding NV	17,792	9,989,645
EXOR NV	4,598	368,923
Heineken Holding NV	4,659	400,238
Heineken NV	10,903	1,074,765
ING Groep NV	163,729	1,785,630
JDE Peet’s NV*	3,080	125,049
Just Eat Takeaway.com NV, 144A*	5,180	499,245
Koninklijke Ahold Delhaize NV	46,348	1,221,319
Koninklijke DSM NV	7,260	1,196,118
Koninklijke KPN NV	152,485	498,220
Koninklijke Philips NV*	38,074	2,065,152
Koninklijke Vopak NV	2,890	137,769
NN Group NV	11,510	530,499
Prosus NV*	20,350	2,407,697
QIAGEN NV*	9,647	477,223
Randstad NV*	5,149	343,801
Royal Dutch Shell PLC, Class A	171,623	3,454,592
Royal Dutch Shell PLC, Class B	154,086	2,978,797
Stellantis NV	86,018	1,394,249
Wolters Kluwer NV	11,424	905,309

(Cost $30,666,974)		36,167,582

Norway - 0.9%
Adevinta ASA*	10,298	143,830
DNB ASA(a)	39,328	764,961
Equinor ASA	41,130	774,395
Gjensidige Forsikring ASA	8,669	198,963
Mowi ASA	18,877	455,890
Norsk Hydro ASA	57,962	320,875
Orkla ASA	32,073	295,406
Schibsted ASA, Class A*	2,909	117,660
Schibsted ASA, Class B*	4,327	148,615
Telenor ASA	29,243	472,679
Yara International ASA	7,284	349,977

(Cost $4,099,162)		4,043,251

Portugal - 0.2%
EDP- Energias de Portugal SA	116,662	668,040
Galp Energia SGPS SA	21,733	243,445
Jeronimo Martins SGPS SA	10,520	163,104

(Cost $979,529)		1,074,589

Spain - 3.8%
ACS Actividades de Construccion y Servicios SA	10,132	309,776
Aena SME SA, 144A*	2,821	479,578
Amadeus IT Group SA*	18,829	1,306,293
Banco Bilbao Vizcaya Argentaria SA	279,387	1,551,646
Banco Santander SA*	726,700	2,540,529
CaixaBank SA	149,984	435,579
Cellnex Telecom SA, 144A*	13,161	715,367
Enagas SA	10,596	222,005
Endesa SA	13,635	338,075
Ferrovial SA	20,140	501,550
Grifols SA	12,466	313,151
Iberdrola SA	255,711	3,216,407
Industria de Diseno Textil SA	45,986	1,515,280

Naturgy Energy Group SA	11,821	295,379
Red Electrica Corp. SA	18,496	309,416
Repsol SA	63,607	799,300
Siemens Gamesa Renewable Energy SA	9,963	370,243
Telefonica SA	212,638	904,625

(Cost $21,841,709)		16,124,199

Sweden - 5.1%
Alfa Laval AB*	13,260	410,336
Assa Abloy AB, Class B	41,993	1,052,821
Atlas Copco AB, Class A	28,153	1,607,381
Atlas Copco AB, Class B	16,308	790,689
Boliden AB	11,430	452,793
Electrolux AB, Series B	9,800	231,482
Epiroc AB, Class A	27,455	582,662
Epiroc AB, Class B	16,799	330,652
EQT AB	10,073	280,936
Essity AB, Class B	25,460	765,256
Evolution Gaming Group AB, 144A	6,586	820,140
Fastighets AB Balder, Class B*	4,249	203,697
Hennes & Mauritz AB, Class B*(a)	32,840	773,950
Hexagon AB, Class B	11,806	983,752
Husqvarna AB, Class B	18,154	222,090
ICA Gruppen AB	4,203	199,550
Industrivarden AB, Class A*	3,017	107,190
Industrivarden AB, Class C*	6,878	227,179
Investment AB Latour, Class B	6,542	148,986
Investor AB, Class B	19,019	1,407,296
Kinnevik AB, Class B*	10,438	485,069
L E Lundbergforetagen AB, Class B*	3,269	162,678
Lundin Energy AB	7,149	231,219
Nibe Industrier AB, Class B	13,467	423,121
Sandvik AB*	46,915	1,259,564
Securitas AB, Class B	13,949	213,846
Skandinaviska Enskilda Banken AB, Class A*	67,326	774,848
Skanska AB, Class B	13,926	337,764
SKF AB, Class B	15,945	434,508
Svenska Cellulosa AB SCA, Class B*	25,896	445,457
Svenska Handelsbanken AB, Class A*	63,404	668,438
Swedbank AB, Class A(a)	37,328	654,353
Swedish Match AB	6,994	502,938
Tele2 AB, Class B	21,745	274,391
Telefonaktiebolaget LM Ericsson, Class B	122,207	1,525,435
Telia Co. AB	105,686	426,929
Volvo AB, Class B*	59,689	1,529,001

(Cost $17,353,896)		21,948,397

Switzerland - 15.0%
ABB Ltd.	77,019	2,211,550
Adecco Group AG	6,268	393,313
Alcon, Inc.*	20,525	1,411,129
Baloise Holding AG	2,052	358,449
Banque Cantonale Vaudoise	1,315	137,911
Barry Callebaut AG	127	274,761
Chocoladefabriken Lindt & Spruengli AG	4	353,982
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	43	360,441
Cie Financiere Richemont SA, Class A	21,815	2,100,322
Clariant AG	8,946	186,955
Coca-Cola HBC AG*	7,964	248,316
Credit Suisse Group AG	102,467	1,478,458
EMS-Chemie Holding AG	342	302,655
Geberit AG	1,540	907,764
Givaudan SA	388	1,461,745
Glencore PLC*	420,797	1,704,242
Julius Baer Group Ltd.	9,353	573,734
Kuehne + Nagel International AG	2,328	552,025
LafargeHolcim Ltd.*	22,004	1,213,346
Logitech International SA	6,842	729,743
Lonza Group AG	3,143	1,982,579
Nestle SA	120,401	12,574,171
Novartis AG	92,792	7,976,042
Partners Group Holding AG	776	930,279
Roche Holding AG	29,361	9,617,006
Roche Holding AG	1,341	447,860
Schindler Holding AG	875	232,974
Schindler Holding AG Participation Certificates	1,635	446,113
SGS SA	249	710,334
Sika AG	5,950	1,571,143
Sonova Holding AG*	2,244	574,290
STMicroelectronics NV	26,661	1,028,406
Straumann Holding AG	439	530,381
Swatch Group AG - Bearer	1,236	368,497
Swatch Group AG - Registered	2,199	126,189
Swiss Life Holding AG	1,238	615,564
Swiss Prime Site AG	3,366	314,898
Swiss Re AG	11,986	1,125,800
Swisscom AG	1,082	542,992
Temenos AG	2,732	368,661
UBS Group AG	153,212	2,374,858
Vifor Pharma AG	1,822	226,536
Zurich Insurance Group AG	6,298	2,572,096

(Cost $56,074,243)		64,218,510

United Arab Emirates - 0.0%
NMC Health PLC*(c)
(Cost $293,106)	6,475	0

United Kingdom - 19.1%
3i Group PLC	40,073	618,035
Admiral Group PLC	7,733	332,689
Anglo American PLC	51,563	1,991,697
Ashtead Group PLC	18,742	1,013,121
Associated British Foods PLC*	14,582	481,074
AstraZeneca PLC	54,843	5,306,485

Auto Trader Group PLC, 144A*	39,285	301,135
AVEVA Group PLC	4,202	198,751
Aviva PLC	161,669	815,134
BAE Systems PLC	132,366	892,371
Barclays PLC	725,587	1,613,377
Barratt Developments PLC*	43,892	406,283
Berkeley Group Holdings PLC	5,424	306,274
BP PLC	846,708	3,441,581
British American Tobacco PLC	96,098	3,327,680
British Land Co. PLC REIT	36,788	250,935
BT Group PLC*	365,237	628,682
Bunzl PLC	14,507	452,124
Burberry Group PLC*	17,441	441,145
CNH Industrial NV*	42,765	631,561
Coca-Cola European Partners PLC	8,548	435,521
Compass Group PLC*	75,242	1,525,235
Croda International PLC	5,954	511,643
Diageo PLC	98,423	3,856,582
Direct Line Insurance Group PLC	55,716	248,861
Evraz PLC	23,351	185,761
Ferguson PLC	9,333	1,096,391
GlaxoSmithKline PLC	210,989	3,500,355
Halma PLC	16,364	516,838
Hargreaves Lansdown PLC	14,122	297,187
HSBC Holdings PLC*	851,191	5,054,218
Imperial Brands PLC	39,138	726,846
Informa PLC*	60,642	465,351
InterContinental Hotels Group PLC*	7,482	521,405
Intertek Group PLC	6,477	483,312
J Sainsbury PLC	76,730	241,808
JD Sports Fashion PLC*	18,913	218,807
Johnson Matthey PLC	7,695	327,517
Kingfisher PLC*	88,740	328,121
Land Securities Group PLC REIT	30,389	281,547
Legal & General Group PLC	248,930	899,276
Lloyds Banking Group PLC*	2,963,166	1,610,030
London Stock Exchange Group PLC	13,345	1,788,203
M&G PLC	111,626	285,996
Melrose Industries PLC*	203,034	469,276
Mondi PLC	19,932	478,881
National Grid PLC	147,871	1,661,296
Natwest Group PLC*	205,947	528,517
Next PLC*	5,420	570,867
Ocado Group PLC*	20,323	622,908
Pearson PLC	31,653	331,183
Persimmon PLC	12,985	468,549
Phoenix Group Holdings PLC	21,928	216,906
Prudential PLC	109,031	2,139,540
Reckitt Benckiser Group PLC	29,808	2,491,710
RELX PLC	81,422	1,919,924
Rentokil Initial PLC*	79,867	519,300
Rio Tinto PLC	46,895	4,042,222
Rolls-Royce Holdings PLC*	349,694	524,708
RSA Insurance Group PLC	43,240	406,874
Sage Group PLC	46,920	365,151
Schroders PLC	5,344	260,807
Segro PLC REIT	48,719	617,530
Severn Trent PLC	9,456	288,513
Smith & Nephew PLC	36,329	701,251
Smiths Group PLC	16,139	329,178
Spirax-Sarco Engineering PLC	3,019	450,470
SSE PLC	43,342	799,787
St James’s Place PLC	21,914	358,429
Standard Chartered PLC*	109,781	706,768
Standard Life Aberdeen PLC	96,754	418,951
Taylor Wimpey PLC*	156,435	343,482
Tesco PLC	325,136	1,018,298
Unilever PLC	109,880	5,714,656
United Utilities Group PLC	27,388	327,845
Vodafone Group PLC	1,131,023	1,922,720
Whitbread PLC*	8,702	411,597
Wm Morrison Supermarkets PLC	103,389	246,095
WPP PLC	48,017	571,169

(Cost $98,742,293)		82,102,303

TOTAL COMMON STOCKS (Cost $408,328,277)		410,428,440

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	2,446	165,416
FUCHS PETROLUB SE	3,079	168,437
Henkel AG & Co. KGaA	7,672	755,158
Porsche Automobil Holding SE	6,207	497,124
Sartorius AG	1,468	753,475
Volkswagen AG	7,766	1,621,210

(Cost $3,840,441)		3,960,820

TOTAL PREFERRED STOCKS (Cost $3,840,441)		3,960,820

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	48,882	17,196

EXCHANGE-TRADED FUNDS - 0.2%
iShares Core MSCI Europe ETF(a)
(Cost $1,029,390)	20,000	1,044,600

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $2,510,756)	2,510,756	2,510,756

CASH EQUIVALENTS - 1.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.13%(d)	640,197	640,197
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)	4,449,794	4,449,794

TOTAL CASH EQUIVALENTS (Cost $5,089,991)		5,089,991

TOTAL INVESTMENTS - 98.5% (Cost $420,798,855)		$423,051,803
Other assets and liabilities, net - 1.5%		6,275,586

NET ASSETS - 100.0%		$429,327,389

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG *(b)
993,168	—	(367,851)	(840,280)	1,215,673	—	—	81,202	1,000,710
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
7,981,610	—	(5,470,854)(f)	—	—	1,010	—	2,510,756	2,510,756
CASH EQUIVALENTS — 1.2%
DWS ESG Liquidity Fund “Capital Shares”, 0.13%(d)
639,380	1,073	—	—	(256)	1,096	—	640,197	640,197
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
8,725,094	151,465,587	(155,740,887)	—	—	2,473	—	4,449,794	4,449,794

18,339,252	151,466,660	(161,579,592)	(840,280)	1,215,417	4,579	—	7,681,949	8,601,457

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $7,118,490, which is 1.7% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,262,268.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$68,316,517	16.5%
Industrials	60,237,617	14.5
Health Care	57,591,578	13.9
Consumer Staples	51,002,518	12.3
Consumer Discretionary	48,436,666	11.7
Materials	35,569,709	8.5
Information Technology	33,067,061	8.0
Energy	19,815,763	4.8
Utilities	18,852,817	4.6
Communication Services	16,001,627	3.9
Real Estate	5,514,583	1.3

Total	$414,406,456	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	6	$992,385	$942,355	3/19/2021	$(50,030)
CAC40 10 EURO Futures	EUR	32	2,231,289	2,200,362	3/19/2021	(30,927)
DAX Index Futures	EUR	4	1,618,530	1,660,093	3/19/2021	41,563
FTSE 100 Index Futures	GBP	30	2,701,498	2,691,454	3/19/2021	(10,044)
FTSE/MIB Index Futures	EUR	2	262,180	275,443	3/19/2021	13,263
IBEX 35 Index Futures	EUR	6	589,231	593,362	3/19/2021	4,131
OMXS30 Index Futures	SEK	41	987,881	973,543	3/19/2021	(14,338)
SWISS MKT IX Futures	CHF	19	2,153,050	2,180,410	3/19/2021	27,360

Total net unrealized depreciation						$(19,022)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	3/3/2021	CHF	865,000	USD	973,130	$22,121	$—
Citigroup Global Markets	3/3/2021	CHF	237,000	USD	264,082	3,517	—
Citigroup Global Markets	3/3/2021	CHF	3,461,000	USD	3,893,620	88,485	—
JP Morgan & Chase Co.	3/3/2021	CHF	26,983,922	USD	30,356,021	689,028	—
RBC Capital Markets	3/3/2021	CHF	26,319,817	USD	29,609,191	672,337	—
Citigroup Global Markets	3/3/2021	DKK	32,028,300	USD	5,234,152	37,186	—
JP Morgan & Chase Co.	3/3/2021	DKK	35,257,542	USD	5,761,884	40,935	—
RBC Capital Markets	3/3/2021	DKK	36,311,700	USD	5,934,254	42,256	—
Citigroup Global Markets	3/3/2021	EUR	43,159,900	USD	52,466,771	387,835	—
Citigroup Global Markets	3/3/2021	EUR	393,000	USD	473,279	—	(935)
JP Morgan & Chase Co.	3/3/2021	EUR	61,738,223	USD	75,050,466	553,978	—
RBC Capital Markets	3/3/2021	EUR	71,042,373	USD	86,362,448	639,098	—
Citigroup Global Markets	3/3/2021	GBP	13,234,454	USD	18,175,802	—	(262,856)
Citigroup Global Markets	3/3/2021	GBP	243,000	USD	331,877	—	(6,678)
JP Morgan & Chase Co.	3/3/2021	GBP	27,350,150	USD	37,561,848	—	(543,243)
RBC Capital Markets	3/3/2021	GBP	28,804,820	USD	39,559,820	—	(571,964)
Citigroup Global Markets	3/3/2021	NOK	13,380,300	USD	1,564,369	21,189	—
JP Morgan & Chase Co.	3/3/2021	NOK	10,981,291	USD	1,283,858	17,362	—
RBC Capital Markets	3/3/2021	NOK	10,822,400	USD	1,265,293	17,122	—
Citigroup Global Markets	3/3/2021	SEK	8,102,000	USD	972,845	13,296	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	3/3/2021	SEK	59,185,350	USD	7,106,577	$97,049	$—
JP Morgan & Chase Co.	3/3/2021	SEK	61,249,236	USD	7,354,372	100,411	—
RBC Capital Markets	3/3/2021	SEK	62,745,100	USD	7,534,121	102,999	—
Citigroup Global Markets	3/3/2021	USD	5,040,485	CHF	4,563,000	—	(23,776)
JP Morgan & Chase Co.	3/3/2021	USD	29,806,608	CHF	26,983,922	—	(139,616)
RBC Capital Markets	3/3/2021	USD	29,073,868	CHF	26,319,817	—	(137,014)
Citigroup Global Markets	3/3/2021	USD	5,228,129	DKK	32,028,300	—	(31,163)
JP Morgan & Chase Co.	3/3/2021	USD	5,755,159	DKK	35,257,542	—	(34,211)
RBC Capital Markets	3/3/2021	USD	5,927,240	DKK	36,311,700	—	(35,242)
Citigroup Global Markets	3/3/2021	USD	52,865,773	EUR	43,552,900	—	(312,623)
JP Morgan & Chase Co.	3/3/2021	USD	74,937,855	EUR	61,738,223	—	(441,367)
RBC Capital Markets	3/3/2021	USD	85,626,308	EUR	70,542,373	—	(506,283)
RBC Capital Markets	3/3/2021	USD	607,844	EUR	500,000	—	(4,518)
Citigroup Global Markets	3/3/2021	USD	18,842,923	GBP	13,477,454	—	(65,709)
JP Morgan & Chase Co.	3/3/2021	USD	38,238,245	GBP	27,350,150	—	(133,154)
RBC Capital Markets	3/3/2021	USD	596,064	GBP	434,000	8,599	—
RBC Capital Markets	3/3/2021	USD	39,665,442	GBP	28,370,820	—	(138,321)
Citigroup Global Markets	3/3/2021	USD	1,553,681	NOK	13,380,300	—	(10,502)
JP Morgan & Chase Co.	3/3/2021	USD	1,275,116	NOK	10,981,291	—	(8,619)
RBC Capital Markets	3/3/2021	USD	1,256,667	NOK	10,822,400	—	(8,495)
Citigroup Global Markets	3/3/2021	USD	8,010,399	SEK	67,287,350	—	(41,322)
JP Morgan & Chase Co.	3/3/2021	USD	7,291,489	SEK	61,249,236	—	(37,527)
RBC Capital Markets	3/3/2021	USD	7,469,650	SEK	62,745,100	—	(38,529)
Citigroup Global Markets	4/7/2021	CHF	4,563,000	USD	5,045,306	23,192	—
JP Morgan & Chase Co.	4/7/2021	CHF	26,983,922	USD	29,835,379	136,425	—
RBC Capital Markets	4/7/2021	CHF	26,319,817	USD	29,102,029	134,001	—
Citigroup Global Markets	4/7/2021	DKK	32,028,300	USD	5,230,733	30,721	—
JP Morgan & Chase Co.	4/7/2021	DKK	35,257,542	USD	5,757,950	33,649	—
RBC Capital Markets	4/7/2021	DKK	36,311,700	USD	5,930,261	34,810	—
Citigroup Global Markets	4/7/2021	EUR	43,552,900	USD	52,908,281	307,733	—
Citigroup Global Markets	4/7/2021	EUR	3,461,000	USD	4,204,437	24,451	—
JP Morgan & Chase Co.	4/7/2021	EUR	61,738,223	USD	74,997,803	434,126	—
RBC Capital Markets	4/7/2021	EUR	70,542,373	USD	85,694,875	498,081	—
Citigroup Global Markets	4/7/2021	GBP	917,000	USD	1,282,328	4,449	—
Citigroup Global Markets	4/7/2021	GBP	13,477,454	USD	18,846,831	65,419	—
JP Morgan & Chase Co.	4/7/2021	GBP	27,350,150	USD	38,246,040	132,428	—
RBC Capital Markets	4/7/2021	GBP	28,370,820	USD	39,673,499	137,540	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	4/7/2021	NOK	13,380,300	USD	1,553,681	$10,558	$—
JP Morgan & Chase Co.	4/7/2021	NOK	10,981,291	USD	1,275,071	8,621	—
RBC Capital Markets	4/7/2021	NOK	10,822,400	USD	1,256,632	8,507	—
Citigroup Global Markets	4/7/2021	SEK	67,287,350	USD	8,013,547	41,006	—
JP Morgan & Chase Co.	4/7/2021	SEK	61,249,236	USD	7,294,246	37,130	—
JP Morgan & Chase Co.	4/7/2021	SEK	6,258,000	USD	745,289	3,810	—
RBC Capital Markets	4/7/2021	SEK	62,745,100	USD	7,472,579	38,226	—
JP Morgan & Chase Co.	4/7/2021	USD	1,486,144	CHF	1,344,000	—	(6,915)
RBC Capital Markets	4/7/2021	USD	555,162	DKK	3,399,000	—	(3,312)

Total unrealized appreciation (depreciation)						$5,699,686	$(3,543,894)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$410,428,440	$—	$0	$410,428,440
Preferred Stocks	3,960,820	—	—	3,960,820
Warrants	17,196	—	—	17,196
Exchange-Traded Funds	1,044,600	—	—	1,044,600
Short-Term Investments(i)	7,600,747	—	—	7,600,747
Derivatives(j)
Forward Foreign Currency Contracts	—	5,699,686	—	5,699,686
Futures Contracts	86,317	—	—	86,317

TOTAL	$423,138,120	$5,699,686	$0	$428,837,806

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(3,543,894)	$—	$(3,543,894)
Futures Contracts	(105,339)	—	—	(105,339)

TOTAL	$(105,339)	$(3,543,894)	$—	$(3,649,233)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.